First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 96.7%
	Aerospace & Defense – 0.2%
3,177	HEICO Corp.	$543,108
984	Northrop Grumman Corp.	440,871
5,357	Raytheon Technologies Corp.	534,897
		1,518,876
	Airlines – 0.5%
14,813	Delta Air Lines, Inc. (a)	579,188
25,326	Ryanair Holdings PLC, ADR (a)	2,292,763
13,378	Southwest Airlines Co.	478,531
		3,350,482
	Automobiles – 0.9%
36,623	Ford Motor Co.	494,777
13,219	General Motors Co.	519,771
27,014	Tesla, Inc. (a)	4,679,365
		5,693,913
	Banks – 1.7%
12,717	Citizens Financial Group, Inc.	550,900
22,018	Commerce Bancshares, Inc.	1,465,518
34,104	Huntington Bancshares, Inc.	517,358
29,082	JPMorgan Chase & Co. (b)	4,070,317
22,419	Regions Financial Corp.	527,743
26,585	Texas Capital Bancshares, Inc. (a)	1,756,471
11,798	US Bancorp.	587,540
27,591	Zions Bancorp N.A.	1,466,738
		10,942,585
	Beverages – 0.3%
13,634	Celsius Holdings, Inc. (a)	1,367,763
2,798	PepsiCo, Inc.	478,514
		1,846,277
	Biotechnology – 7.2%
9,078	AbbVie, Inc.	1,341,275
13,546	Argenx SE, ADR (a)	5,177,958
168,195	Catalyst Pharmaceuticals, Inc. (a)	2,605,341
110,396	Dynavax Technologies Corp. (a)	1,256,306
68,320	Gilead Sciences, Inc. (b)	5,734,781
73,138	Ironwood Pharmaceuticals, Inc. (a)	842,550
7,540	Moderna, Inc. (a)	1,327,492
15,647	Regeneron Pharmaceuticals, Inc. (a)	11,867,780
39,329	Veracyte, Inc. (a)	988,338
44,614	Vertex Pharmaceuticals, Inc. (a) (b)	14,414,783
		45,556,604
	Building Products – 2.4%
109,145	Builders FirstSource, Inc. (a)	8,698,856
32,371	Carrier Global Corp.	1,473,852
5,321	Lennox International, Inc.	1,386,759
28,511	Masco Corp.	1,516,785
2,916	Trane Technologies PLC	522,314
15,967	UFP Industries, Inc.	1,493,713
		15,092,279

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Capital Markets – 3.5%
26,065	Ameriprise Financial, Inc.	$9,125,878
6,435	Ares Management Corp., Class A	534,041
15,130	Blackstone, Inc.	1,451,875
32,301	CME Group, Inc.	5,706,295
13,122	Houlihan Lokey, Inc.	1,299,996
6,628	Interactive Brokers Group, Inc., Class A	529,842
9,726	KKR & Co., Inc.	542,808
2,275	LPL Financial Holdings, Inc.	539,448
27,779	Moelis & Co., Class A	1,298,668
11,380	T. Rowe Price Group, Inc.	1,325,429
		22,354,280
	Chemicals – 1.7%
11,078	CF Industries Holdings, Inc. (b)	938,307
44,777	Corteva, Inc.	2,885,878
17,216	LyondellBasell Industries N.V., Class A	1,664,615
79,733	Olin Corp.	5,149,954
		10,638,754
	Commercial Services & Supplies – 0.1%
1,149	Cintas Corp.	509,857
12,111	Rollins, Inc.	440,841
		950,698
	Communications Equipment – 0.1%
3,823	Arista Networks, Inc. (a)	481,774
	Construction & Engineering – 0.3%
14,065	EMCOR Group, Inc.	2,085,136
	Construction Materials – 0.4%
15,562	Eagle Materials, Inc.	2,273,297
	Consumer Finance – 2.8%
139,811	Capital One Financial Corp. (b)	16,637,509
4,711	Discover Financial Services	549,915
14,493	Synchrony Financial	532,328
		17,719,752
	Containers & Packaging – 0.9%
450,709	Amcor PLC	5,435,551
	Distributors – 0.1%
2,801	Genuine Parts Co.	470,064
	Diversified Financial Services – 0.8%
16,595	Berkshire Hathaway, Inc., Class B (a)	5,169,674
	Diversified Telecommunication Services – 0.1%
26,689	AT&T, Inc.	543,655
	Electric Utilities – 0.2%
13,447	Exelon Corp.	567,329
7,475	Xcel Energy, Inc.	514,056
		1,081,385
	Electrical Equipment – 0.3%
13,236	Encore Wire Corp.	2,136,688

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components – 1.5%
75,586	TE Connectivity Ltd.	$9,610,760
	Energy Equipment & Services – 0.2%
13,700	Halliburton Co.	564,714
9,635	Schlumberger Ltd.	549,002
		1,113,716
	Food & Staples Retailing – 0.3%
976	Costco Wholesale Corp.	498,873
49,183	Sprouts Farmers Market, Inc. (a)	1,571,397
		2,070,270
	Food Products – 2.8%
5,310	Archer-Daniels-Midland Co.	439,933
30,808	Cal-Maine Foods, Inc.	1,762,834
93,700	Campbell Soup Co.	4,865,841
38,439	Hershey (The) Co. (b)	8,633,399
3,477	J.M. Smucker (The) Co.	531,286
7,119	Kellogg Co.	488,221
32,826	Simply Good Foods (The), Co. (a)	1,191,584
		17,913,098
	Health Care Equipment & Supplies – 1.1%
39,811	Axonics, Inc. (a)	2,444,396
6,847	Hologic, Inc. (a)	557,140
12,838	Intuitive Surgical, Inc. (a)	3,154,168
2,288	ResMed, Inc.	522,511
		6,678,215
	Health Care Providers & Services – 3.7%
38,355	Cigna Corp. (b)	12,145,878
28,356	CVS Health Corp. (b)	2,501,566
2,849	Elevance Health, Inc.	1,424,472
956	Humana, Inc.	489,185
1,360	McKesson Corp.	515,005
4,351	Molina Healthcare, Inc. (a) (b)	1,356,772
9,460	UnitedHealth Group, Inc.	4,722,337
		23,155,215
	Hotels, Restaurants & Leisure – 1.3%
4,942	Airbnb, Inc., Class A (a)	549,106
323	Chipotle Mexican Grill, Inc. (a)	531,781
5,198	Expedia Group, Inc. (a)	594,132
3,668	Hilton Worldwide Holdings, Inc.	532,190
3,163	Marriott International, Inc., Class A	550,931
1,826	McDonald’s Corp.	488,272
48,229	SeaWorld Entertainment, Inc. (a)	3,009,007
62,641	Six Flags Entertainment Corp. (a)	1,681,911
		7,937,330
	Household Durables – 0.8%
37,371	MDC Holdings, Inc.	1,411,129
311	NVR, Inc. (a)	1,638,970
51,863	Taylor Morrison Home Corp. (a)	1,856,695
		4,906,794

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Household Products – 1.3%
18,363	Church & Dwight Co., Inc.	$1,484,832
3,496	Clorox (The) Co.	505,837
3,922	Kimberly-Clark Corp.	509,899
39,824	Procter & Gamble (The) Co.	5,670,141
		8,170,709
	Independent Power & Renewable Electricity Producers – 0.1%
18,430	AES (The) Corp.	505,166
	Insurance – 2.7%
8,855	Arch Capital Group Ltd. (a)	569,819
8,858	Brown & Brown, Inc.	518,725
2,409	Chubb Ltd.	548,023
3,553	Everest Re Group Ltd.	1,242,449
23,195	Globe Life, Inc.	2,803,116
9,735	Hanover Insurance Group (The), Inc.	1,310,136
7,734	Kinsale Capital Group, Inc.	2,153,455
77,578	Lemonade, Inc. (a)	1,262,970
98,296	Old Republic International Corp.	2,594,032
6,059	Reinsurance Group of America, Inc.	919,574
7,622	RenaissanceRe Holdings Ltd.	1,491,549
7,102	RLI Corp.	940,660
7,022	W.R. Berkley Corp.	492,523
		16,847,031
	Interactive Media & Services – 1.8%
69,311	Alphabet, Inc., Class A (a) (b)	6,850,699
46,760	Alphabet, Inc., Class C (a) (b)	4,669,921
		11,520,620
	Internet & Direct Marketing Retail – 3.7%
77,002	Amazon.com, Inc. (a) (b)	7,941,216
8,372	DoorDash, Inc., Class A (a)	484,906
19,863	Etsy, Inc. (a)	2,732,752
127,181	Pinduoduo, Inc., ADR (a) (b)	12,461,194
		23,620,068
	IT Services – 5.3%
48,346	Accenture PLC, Class A (b)	13,490,951
1,987	Automatic Data Processing, Inc.	448,684
70,474	Cognizant Technology Solutions Corp., Class A	4,704,140
5,096	Fiserv, Inc. (a)	543,641
2,700	FleetCor Technologies, Inc. (a)	563,787
4,053	Mastercard, Inc., Class A	1,502,042
34,057	VeriSign, Inc. (a)	7,426,129
22,019	Visa, Inc., Class A (b)	5,068,994
		33,748,368
	Life Sciences Tools & Services – 2.0%
81,916	AbCellera Biologics, Inc. (a)	862,575
20,000	Medpace Holdings, Inc. (a)	4,421,400
4,827	Mettler-Toledo International, Inc. (a)	7,399,405
		12,683,380
	Machinery – 1.5%
43,833	Allison Transmission Holdings, Inc.	1,975,992

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
14,561	Caterpillar, Inc.	$3,673,595
2,041	Cummins, Inc.	509,311
2,248	Illinois Tool Works, Inc.	530,618
16,288	Mueller Industries, Inc.	1,067,678
4,918	PACCAR, Inc.	537,586
6,121	Watts Water Technologies, Inc., Class A	1,000,906
		9,295,686
	Marine – 0.5%
138,889	Star Bulk Carriers Corp.	3,155,558
	Media – 0.1%
28,133	ViacomCBS, Inc., Class B	651,560
	Metals & Mining – 7.2%
197,442	BHP Group Ltd,, ADR (b)	13,850,556
30,563	Franco-Nevada Corp.	4,483,592
22,051	Nucor Corp.	3,727,060
92,671	Rio Tinto PLC, ADR	7,353,444
9,342	Steel Dynamics, Inc.	1,127,019
791,902	Vale S.A., ADR (b)	14,792,730
		45,334,401
	Multi-Utilities – 0.3%
8,609	CMS Energy Corp.	544,003
4,442	DTE Energy Co.	516,916
3,271	Sempra Energy	524,439
		1,585,358
	Oil, Gas & Consumable Fuels – 10.5%
23,643	Antero Resources Corp. (a)	681,864
127,240	Canadian Natural Resources Ltd.	7,817,626
85,183	Cenovus Energy, Inc.	1,701,956
3,045	Cheniere Energy, Inc.	465,246
31,453	Chevron Corp.	5,473,451
49,186	Comstock Resources, Inc.	597,610
107,341	ConocoPhillips (b)	13,081,648
8,725	Diamondback Energy, Inc.	1,274,897
41,265	Exxon Mobil Corp.	4,787,153
31,451	FLEX LNG Ltd.	978,126
7,875	HF Sinclair Corp.	448,087
73,557	Magnolia Oil & Gas Corp., Class A	1,736,681
4,236	Marathon Petroleum Corp.	544,411
16,976	Matador Resources, Co.	1,123,132
67,569	Murphy Oil Corp.	2,946,684
79,150	Occidental Petroleum Corp.	5,128,128
17,644	PDC Energy, Inc.	1,195,028
1,227,364	Petroleo Brasileiro S.A., ADR (b)	14,237,422
4,685	Phillips 66	469,765
5,491	Pioneer Natural Resources Co.	1,264,852
3,717	Valero Energy Corp.	520,492
		66,474,259
	Paper & Forest Products – 0.2%
22,622	Louisiana-Pacific Corp.	1,540,332

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Personal Products – 0.2%
10,261	Medifast, Inc.	$1,143,588
	Pharmaceuticals – 1.2%
45,078	Johnson & Johnson (b)	7,366,647
	Professional Services – 0.3%
6,217	CoStar Group, Inc. (a)	484,305
18,394	Robert Half International, Inc.	1,544,360
		2,028,665
	Real Estate Management & Development – 0.2%
14,086	Howard Hughes (The) Corp. (a)	1,204,212
	Road & Rail – 0.9%
2,837	JB Hunt Transport Services, Inc.	536,335
16,235	Landstar System, Inc.	2,805,895
4,669	Old Dominion Freight Line, Inc.	1,555,897
17,287	Uber Technologies, Inc. (a)	534,687
		5,432,814
	Semiconductors & Semiconductor Equipment – 3.4%
7,118	Broadcom, Inc.	4,164,101
1,605	Enphase Energy, Inc. (a)	355,315
1,334	KLA Corp.	523,568
1,084	Lam Research Corp.	542,108
23,099	NVIDIA Corp.	4,512,852
7,107	ON Semiconductor Corp. (a)	522,009
17,596	Power Integrations, Inc.	1,514,840
52,941	Texas Instruments, Inc.	9,381,675
		21,516,468
	Software – 5.4%
1,502	Adobe, Inc. (a)	556,251
3,038	Cadence Design Systems, Inc. (a)	555,438
127,823	Dropbox, Inc., Class A (a)	2,969,328
852	Fair Isaac Corp. (a)	567,389
258,733	Fortinet, Inc. (a) (b)	13,542,085
62,572	Microsoft Corp. (b)	15,505,967
1,188	Roper Technologies, Inc.	506,979
		34,203,437
	Specialty Retail – 0.9%
5,834	Murphy USA, Inc.	1,587,023
5,057	O’Reilly Automotive, Inc. (a)	4,006,914
		5,593,937
	Technology Hardware, Storage & Peripherals – 4.4%
174,553	Apple, Inc. (b)	25,186,252
32,676	Logitech International S.A.	1,907,298
6,999	NetApp, Inc.	463,544
		27,557,094
	Textiles, Apparel & Luxury Goods – 1.4%
197,102	Tapestry, Inc.	8,981,938
	Tobacco – 2.8%
316,610	Altria Group, Inc. (b)	14,260,114

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Tobacco (Continued)
53,408	British American Tobacco PLC, ADR	$2,055,674
14,665	Philip Morris International, Inc.	1,528,680
		17,844,468
	Trading Companies & Distributors – 2.1%
13,661	Boise Cascade Co.	1,024,165
36,861	Ferguson PLC	5,246,795
1,471	United Rentals, Inc.	648,637
15,784	Watsco, Inc.	4,535,848
2,737	WW Grainger, Inc.	1,613,407
		13,068,852
	Wireless Telecommunication Services – 0.1%
3,418	T-Mobile US, Inc. (a)	510,342
	Total Common Stocks	610,312,080
	(Cost $576,894,817)
MASTER LIMITED PARTNERSHIPS – 0.9%
	Oil, Gas & Consumable Fuels – 0.9%
14,846	Cheniere Energy Partners, L.P.	810,146
122,781	EnLink Midstream, LLC (c)	1,561,774
45,452	Magellan Midstream Partners, L.P.	2,427,137
28,766	Viper Energy Partners, L.P. (c)	913,321
	Total Master Limited Partnerships	5,712,378
	(Cost $5,613,339)
REAL ESTATE INVESTMENT TRUSTS – 0.9%
	Equity Real Estate Investment Trusts – 0.9%
10,135	Gaming and Leisure Properties, Inc.	542,831
16,386	Innovative Industrial Properties, Inc.	1,471,135
3,207	Mid-America Apartment Communities, Inc.	534,671
1,727	Public Storage	525,595
1,738	SBA Communications Corp.	517,107
15,868	VICI Properties, Inc.	542,368
43,412	Weyerhaeuser Co.	1,494,675
	Total Real Estate Investment Trusts	5,628,382
	(Cost $5,921,774)

Total Investments – 98.5%	621,652,840
(Cost $588,429,930)

Shares	Description	Value
COMMON STOCKS SOLD SHORT – (26.0)%
	Aerospace & Defense – (0.7)%
(432)	General Dynamics Corp.	(100,682)
(17,101)	Hexcel Corp.	(1,206,989)
(28,109)	Kratos Defense & Security Solutions, Inc. (a)	(321,848)
(476)	L3Harris Technologies, Inc.	(102,254)
(40,560)	Spirit AeroSystems Holdings, Inc., Class A	(1,466,244)
(9,003)	Woodward, Inc.	(920,647)
		(4,118,664)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Air Freight & Logistics – (0.0)%
(605)	United Parcel Service, Inc., Class B	$(112,064)
	Banks – (1.7)%
(55,310)	Bank of Nova Scotia (The)	(2,993,930)
(17,344)	BankUnited, Inc.	(652,828)
(8,183)	Berkshire Hills Bancorp, Inc.	(254,082)
(3,853)	BOK Financial Corp.	(387,227)
(3,000)	Fifth Third Bancorp	(108,870)
(12,971)	First Financial Bankshares, Inc.	(462,027)
(865)	First Republic Bank	(121,861)
(88,493)	HSBC Holdings PLC, ADR	(3,268,932)
(5,653)	KeyCorp	(108,481)
(625)	M&T Bank Corp.	(97,500)
(45,132)	NatWest Group PLC, ADR	(348,870)
(803)	Signature Bank	(103,547)
(475)	SVB Financial Group (a)	(143,659)
(25,140)	Toronto-Dominion (The) Bank	(1,740,191)
		(10,792,005)
	Beverages – (0.2)%
(1,740)	Coca-Cola (The) Co.	(106,697)
(5,652)	Coca-Cola Femsa SAB de CV, ADR	(430,569)
(26,752)	Primo Water Corp.	(418,669)
		(955,935)
	Building Products – (0.2)%
(1,779)	A.O. Smith Corp.	(120,438)
(437)	Carlisle Cos., Inc.	(109,626)
(1,684)	Fortune Brands Innovations, Inc.	(108,635)
(1,566)	Masterbrand, Inc.	(14,407)
(34,983)	Zurn Elkay Water Solutions Corp.	(764,729)
		(1,117,835)
	Capital Markets – (0.1)%
(147)	BlackRock, Inc.	(111,604)
(8,805)	Blue Owl Capital, Inc.	(110,767)
(1,353)	Charles Schwab (The) Corp.	(104,749)
(4,092)	Franklin Resources, Inc.	(127,670)
(368)	Moody’s Corp.	(118,772)
(1,173)	Northern Trust Corp.	(113,746)
(305)	S&P Global, Inc.	(114,357)
		(801,665)
	Chemicals – (0.8)%
(2,131)	Dow, Inc.	(126,475)
(61,107)	DuPont de Nemours, Inc.	(4,518,862)
(838)	PPG Industries, Inc.	(109,225)
(4,985)	Sensient Technologies Corp.	(377,315)
(449)	Sherwin-Williams (The) Co.	(106,229)
		(5,238,106)
	Commercial Services & Supplies – (0.3)%
(37,309)	ACV Auctions, Inc., Class A (a)	(365,628)
(16,372)	Healthcare Services Group, Inc.	(220,531)
(30,587)	KAR Auction Services, Inc. (a)	(445,347)
(805)	Republic Services, Inc.	(100,480)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Commercial Services & Supplies (Continued)
(12,247)	Stericycle, Inc. (a)	$(659,011)
(1,510)	UniFirst Corp.	(299,644)
(668)	Waste Management, Inc.	(103,360)
		(2,194,001)
	Communications Equipment – (0.5)%
(50,102)	Ciena Corp. (a)	(2,606,306)
(721)	F5, Inc. (a)	(106,463)
(61,186)	Viavi Solutions, Inc. (a)	(691,402)
		(3,404,171)
	Consumer Finance – (0.1)%
(4,064)	Ally Financial, Inc.	(132,039)
(7,515)	PRA Group, Inc. (a)	(302,404)
		(434,443)
	Containers & Packaging – (1.3)%
(567)	Avery Dennison Corp.	(107,413)
(69,216)	Ball Corp.	(4,031,140)
(1,340)	Crown Holdings, Inc.	(118,134)
(99,203)	International Paper Co.	(4,148,669)
(821)	Packaging Corp. of America	(117,157)
		(8,522,513)
	Distributors – (0.0)%
(2,008)	LKQ Corp.	(118,392)
(333)	Pool Corp.	(128,408)
		(246,800)
	Diversified Financial Services – (0.5)%
(19,306)	Equitable Holdings, Inc.	(619,144)
(31,981)	Voya Financial, Inc.	(2,231,314)
		(2,850,458)
	Diversified Telecommunication Services – (0.6)%
(38,953)	BCE, Inc.	(1,842,477)
(52,257)	Frontier Communications Parent, Inc. (a)	(1,547,330)
(2,786)	Verizon Communications, Inc.	(115,814)
		(3,505,621)
	Electric Utilities – (0.0)%
(1,278)	NextEra Energy, Inc.	(95,377)
	Electrical Equipment – (1.0)%
(24,809)	Eaton Corp. PLC	(4,024,268)
(213,833)	Enovix Corp. (a)	(1,697,834)
(22,544)	Plug Power, Inc. (a)	(383,699)
(824)	Regal Beloit Corp.	(114,701)
		(6,220,502)
	Electronic Equipment, Instruments & Components – (0.2)%
(1,347)	Amphenol Corp., Class A	(107,450)
(3,192)	Corning, Inc.	(110,475)
(8,232)	Itron, Inc. (a)	(473,093)
(28,185)	Knowles Corp. (a)	(541,998)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Electronic Equipment, Instruments & Components (Continued)
(259)	Teledyne Technologies, Inc. (a)	$(109,883)
		(1,342,899)
	Energy Equipment & Services – (0.2)%
(34,299)	Baker Hughes Co.	(1,088,650)
(11,377)	Patterson-UTI Energy, Inc.	(191,133)
(18,988)	ProPetro Holding Corp. (a)	(188,931)
		(1,468,714)
	Entertainment – (0.0)%
(1,334)	Spotify Technology S.A. (a)	(150,368)
	Food Products – (0.1)%
(1,697)	J&J Snack Foods Corp.	(243,180)
(32,594)	SunOpta, Inc. (a)	(266,293)
(13,340)	Utz Brands, Inc.	(222,244)
		(731,717)
	Health Care Equipment & Supplies – (2.5)%
(542)	Align Technology, Inc. (a)	(146,194)
(1,946)	Baxter International, Inc.	(88,913)
(924)	Dexcom, Inc. (a)	(98,951)
(58,320)	Edwards Lifesciences Corp. (a)	(4,473,144)
(14,407)	Envista Holdings Corp. (a)	(561,729)
(16,578)	GE HealthCare Technologies, Inc.	(1,152,502)
(4,214)	Medtronic PLC	(352,670)
(219,775)	Neogen Corp (a)	(4,705,383)
(481)	Stryker Corp.	(122,082)
(494)	Teleflex, Inc.	(120,249)
(29,202)	Zimmer Biomet Holdings, Inc.	(3,718,583)
		(15,540,400)
	Health Care Providers & Services – (0.3)%
(16,775)	Acadia Healthcare Co., Inc. (a)	(1,409,435)
(455)	Laboratory Corp of America Holdings	(114,715)
(15,396)	Premier, Inc., Class A	(513,611)
		(2,037,761)
	Health Care Technology – (0.1)%
(30,660)	Veradigm, Inc. (a)	(549,121)
	Hotels, Restaurants & Leisure – (1.8)%
(291)	Domino’s Pizza, Inc.	(102,723)
(95,371)	Las Vegas Sands Corp. (a)	(5,626,889)
(15,054)	Light & Wonder, Inc. (a)	(982,273)
(119,535)	Trip.com Group Ltd., ADR (a)	(4,394,107)
		(11,105,992)
	Household Durables – (0.3)%
(1,182)	Garmin Ltd.	(116,876)
(118,879)	Newell Brands, Inc.	(1,897,309)
(2,508)	PulteGroup, Inc.	(142,680)
		(2,156,865)
	Household Products – (0.2)%
(1,396)	Colgate-Palmolive Co.	(104,044)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Household Products (Continued)
(16,830)	Spectrum Brands Holdings, Inc.	$(1,142,420)
		(1,246,464)
	Industrial Conglomerates – (0.6)%
(836)	3M Co.	(96,207)
(49,735)	General Electric Co.	(4,002,673)
		(4,098,880)
	Insurance – (0.7)%
(22,122)	Aflac, Inc.	(1,625,967)
(787)	Allstate (The) Corp.	(101,106)
(1,768)	American International Group, Inc.	(111,773)
(362)	Aon PLC, Class A	(115,362)
(2,888)	Arthur J. Gallagher & Co.	(565,239)
(6,686)	Assured Guaranty Ltd.	(418,544)
(14,226)	Brighthouse Financial, Inc. (a)	(800,497)
(2,993)	Lincoln National Corp.	(106,042)
(1,415)	MetLife, Inc.	(103,323)
(827)	Progressive (The) Corp.	(112,762)
(574)	Travelers (The) Cos., Inc.	(109,703)
(454)	Willis Towers Watson PLC	(115,402)
		(4,285,720)
	Interactive Media & Services – (0.0)%
(954)	Meta Platforms, Inc., Class A (a)	(142,117)
	Internet & Direct Marketing Retail – (0.8)%
(88,785)	Wayfair, Inc., Class A (a)	(5,371,492)
	IT Services – (0.6)%
(5,462)	CSG Systems International, Inc.	(325,917)
(84,064)	DXC Technology Co. (a)	(2,415,159)
(1,086)	Global Payments, Inc.	(122,414)
(42,284)	Kyndryl Holdings, Inc. (a)	(566,183)
(2,044)	SS&C Technologies Holdings, Inc.	(123,355)
		(3,553,028)
	Life Sciences Tools & Services – (0.4)%
(5,240)	Avantor, Inc. (a)	(125,236)
(407)	Danaher Corp.	(107,603)
(8,802)	Illumina, Inc. (a)	(1,885,388)
(500)	IQVIA Holdings, Inc. (a)	(114,705)
(201)	Thermo Fisher Scientific, Inc.	(114,636)
(466)	West Pharmaceutical Services, Inc.	(123,770)
		(2,471,338)
	Machinery – (0.5)%
(36,395)	3D Systems Corp. (a)	(395,250)
(5,810)	Crane Holdings Co.	(673,437)
(765)	Dover Corp.	(116,150)
(32,101)	Flowserve Corp.	(1,104,916)
(1,595)	Fortive Corp.	(108,508)
(20,235)	Kennametal, Inc.	(576,697)
(1,377)	Otis Worldwide Corp.	(113,231)
		(3,088,189)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Media – (0.2)%
(30,209)	Fox Corp., Class A	$(1,025,293)
(1,197)	Liberty Broadband Corp., Class C (a)	(107,467)
(6,968)	Scholastic Corp.	(308,264)
		(1,441,024)
	Metals & Mining – (0.3)%
(2,935)	Freeport-McMoRan, Inc.	(130,960)
(2,355)	Newmont Corp.	(124,650)
(12,583)	Royal Gold, Inc.	(1,598,418)
		(1,854,028)
	Oil, Gas & Consumable Fuels – (1.5)%
(179,064)	Cameco Corp.	(5,015,583)
(29,901)	CNX Resources Corp. (a)	(500,244)
(746)	EOG Resources, Inc.	(98,658)
(2,567)	EQT Corp.	(83,864)
(28,591)	Euronav NV	(450,022)
(41,065)	Golar LNG Ltd. (a)	(962,564)
(49,871)	TC Energy Corp.	(2,151,435)
		(9,262,370)
	Personal Products – (1.2)%
(181,235)	Coty, Inc., Class A (a)	(1,805,100)
(11,073)	Estee Lauder (The) Cos., Inc., Class A	(3,068,107)
(202,627)	Haleon PLC, ADR	(1,641,279)
(25,508)	Unilever PLC, ADR	(1,303,459)
		(7,817,945)
	Pharmaceuticals – (0.8)%
(31,974)	Catalent, Inc. (a)	(1,712,208)
(312,651)	Teva Pharmaceutical Industries Ltd., ADR (a)	(3,295,341)
		(5,007,549)
	Professional Services – (0.1)%
(48,290)	Alight, Inc., Class A (a)	(453,443)
(537)	Equifax, Inc.	(119,322)
(1,760)	TransUnion	(126,280)
		(699,045)
	Real Estate Management & Development – (0.2)%
(1,435)	CBRE Group, Inc., Class A (a)	(122,707)
(56,824)	DigitalBridge Group, Inc.	(840,995)
		(963,702)
	Road & Rail – (0.1)%
(2,000)	Knight-Swift Transportation Holdings, Inc.	(118,200)
(432)	Norfolk Southern Corp.	(106,190)
(505)	Union Pacific Corp.	(103,116)
		(327,506)
	Semiconductors & Semiconductor Equipment – (0.7)%
(1,431)	Advanced Micro Devices, Inc. (a)	(107,540)
(1,007)	Applied Materials, Inc.	(112,270)
(145,018)	Intel Corp.	(4,098,209)
(283)	Monolithic Power Systems, Inc.	(120,716)
		(4,438,735)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Software – (2.2)%
(24,776)	ACI Worldwide, Inc. (a)	$(691,994)
(8,428)	Altair Engineering, Inc., Class A (a)	(447,527)
(11,940)	Appian Corp., Class A (a)	(493,898)
(5,428)	Aspen Technology, Inc. (a)	(1,078,815)
(8,196)	Braze, Inc., Class A (a)	(262,272)
(32,476)	Ceridian HCM Holding, Inc. (a)	(2,347,365)
(7,864)	InterDigital, Inc.	(550,087)
(59,856)	NCR Corp. (a)	(1,641,251)
(17,868)	Paycor HCM, Inc. (a)	(448,665)
(21,851)	Samsara, Inc., Class A (a)	(298,048)
(261)	ServiceNow, Inc. (a)	(118,789)
(323)	Tyler Technologies, Inc. (a)	(104,255)
(13,003)	Verint Systems, Inc. (a)	(493,724)
(27,981)	Workday, Inc., Class A (a)	(5,076,593)
		(14,053,283)
	Technology Hardware, Storage & Peripherals – (0.8)%
(112,950)	Western Digital Corp. (a)	(4,964,153)
	Textiles, Apparel & Luxury Goods – (0.4)%
(84,361)	VF Corp.	(2,610,129)
	Trading Companies & Distributors – (0.1)%
(3,711)	GATX Corp.	(424,724)
	Wireless Telecommunication Services – (0.1)%
(40,627)	Telephone & Data Systems, Inc.	(543,183)
	Total Common Stocks Sold Short	(164,358,601)
	(Proceeds $149,286,460)
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (0.3)%
	Equity Real Estate Investment Trusts – (0.2)%
(719)	Alexandria Real Estate Equities, Inc.	(115,572)
(971)	Digital Realty Trust, Inc.	(111,296)
(22,232)	Equity Commonwealth	(567,361)
(1,662)	Equity LifeStyle Properties, Inc.	(119,298)
(10,940)	Vornado Realty Trust	(266,827)
		(1,180,354)
	Mortgage Real Estate Investment Trusts – (0.1)%
(85,253)	Chimera Investment Corp.	(621,494)
	Total Real Estate Investment Trusts Sold Short	(1,801,848)
	(Proceeds $1,767,207)
	Total Investments Sold Short – (26.3)%	(166,160,449)
	(Proceeds $151,053,667)
	Net Other Assets and Liabilities – 27.8%	175,490,982
	Net Assets – 100.0%	$630,983,373

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
NASDAQ 100 E-mini Futures	Short	161	Mar 2023	$ (39,129,440)	$(1,499,802)
Russell 2000 E-mini Futures	Short	382	Mar 2023	(37,042,540)	(2,439,597)
				$(76,171,980)	$(3,939,399)

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At January 31, 2023, the segregated value of these securities amounts to $118,898,098.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt
Country Allocation†	% of Net Assets
United States	56.7%
Brazil	4.6
Australia	2.2
Switzerland	1.9
Ireland	1.8
Jersey	1.7
Cayman Islands	1.3
Netherlands	1.1
Marshall Islands	0.5
Bermuda	0.5
United Kingdom	0.4
Curacao	0.1
Canada	0.1
Luxembourg	0.0*
Mexico	-0.1
Belgium	-0.1
Israel	-0.5
Total Investments	72.2
Net Other Assets and Liabilities	27.8
Total	100.0%
† The presentation is based on net long and short positions.
* Amount is less than 0.1%.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 610,312,080	$ 610,312,080	$ —	$ —
Master Limited Partnerships*	5,712,378	5,712,378	—	—
Real Estate Investment Trusts*	5,628,382	5,628,382	—	—
Total Investments	$ 621,652,840	$ 621,652,840	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (164,358,601)	$ (164,358,601)	$ —	$ —
Real Estate Investment Trusts Sold Short*	(1,801,848)	(1,801,848)	—	—
Total Investments	(166,160,449)	(166,160,449)	—	—
Futures Contracts	(3,939,399)	(3,939,399)	—	—
Total	$ (170,099,848)	$ (170,099,848)	$—	$—

*	See Portfolio of Investments for industry breakout.